Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-interest income
Asset management	$ 39,236	$ 36,329	$ 32,468
Banking	67,366	63,682	58,818
Foreign exchange revenue	52,545	51,248	46,132
Trust	65,818	61,329	57,768
Custody and other administration services	13,846	13,815	13,319
Other non-interest income	4,096	3,612	3,831
Total non-interest income	242,907	230,015	212,336
Interest income
Interest and fees on loans	277,363	304,112	317,361
Investments (none of the investment securities are intrinsically tax-exempt)
Available-for-sale	77,850	48,892	35,589
Held-to-maturity	70,720	75,638	80,533
Cash and cash equivalents, securities purchased under agreements to resell and short-term investments	131,177	157,075	112,147
Total interest income	557,110	585,717	545,630
Interest expense
Deposits	189,127	227,001	170,504
Long-term debt	3,681	5,485	8,091
Securities sold under agreements to repurchase	220	2,028	75
Total interest expense	193,028	234,514	178,670
Net interest income before provision for credit losses	364,082	351,203	366,960
Provision for credit (losses) recoveries	(217)	(1,662)	(4,452)
Net interest income after provision for credit losses	363,865	349,541	362,508
Net gains (losses) on equity securities	0	0	43
Net realized gains (losses) on available-for-sale investments	0	0	(14)
Net gains (losses) on other real estate owned	0	50	(40)
Net other gains (losses)	20	327	3,764
Total other gains (losses)	20	377	3,753
Total net revenue	606,792	579,933	578,597
Non-interest expense
Salaries and other employee benefits	182,635	174,024	177,939
Technology and communications	65,002	66,057	61,979
Professional and outside services	21,904	22,694	21,056
Property	34,134	34,081	31,374
Indirect taxes	23,289	22,672	21,457
Non-service employee benefits expense	5,550	3,929	5,590
Marketing	6,803	6,530	6,456
Amortization of intangible assets	8,002	8,006	5,728
Other expenses	21,507	21,093	20,759
Total non-interest expense	368,826	359,086	352,338
Net income before income taxes	237,966	220,847	226,259
Income tax benefit (expense)	(6,024)	(4,531)	(767)
Net income	$ 231,942	$ 216,316	$ 225,492
Earnings per common share
Basic earnings per share (in dollars per share)	$ 5.61	$ 4.80	$ 4.62
Diluted earnings per share (in dollars per share)	$ 5.47	$ 4.71	$ 4.58